Benefit plans (Details 2) - ARS ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Benefit Plans
Cost	$ 1,160	$ 618	$ 2,537
Interest	12,490	4,668	5,614
Actuarial results - Other comprehensive results	(3,497)	3,152	4,436
Benefit plan charge	$ 10,153	$ 8,438	$ 12,587